Reverse Stock Splits (Details Narrative) (10-K)	Dec. 11, 2019	Jan. 31, 2018
Reverse Stock Split
Reverse split	The Company implemented a 1-for-7 reverse split of the Company's issued common stock (the "Third Reverse Split").	The Company implemented a 3-for-4 reverse split of the Company's issued common stock (the "Second Reverse Split")
Reserve split ratio	0.142	0.75